Interest in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	9.00%	10.04%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.97%
Risk-weighted assets as a percentage of total assets in the long term	62.00%	61.00%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Minimum
Disclosure of associates [line items]
Discount rate	7.90%	8.40%
CAPM rate	8.80%	8.80%
Expected credit losses as a percentage of customer advances in the short to medium term	0.80%	0.99%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.00%	61.00%
Loans & advances to customer growth rate	9.00%	7.10%
Operating income ratio	(0.40%)	1.90%
Cost-income ratio	35.50%	35.50%
Effective tax rate in the short to medium-term	5.30%	4.40%
Maximum
Disclosure of associates [line items]
Discount rate	9.70%	10.40%
CAPM rate	13.50%	13.50%
Expected credit losses as a percentage of customer advances in the short to medium term	0.97%	1.05%
Risk-weighted assets as a percentage of total assets in the short to medium term	63.70%	64.40%
Loans & advances to customer growth rate	10.00%	11.00%
Operating income ratio	9.70%	7.70%
Cost-income ratio	39.80%	36.30%
Effective tax rate in the short to medium-term	15.00%	15.00%